Valuation of debt and equity investments and certain liabilities (Investments at fair value) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	$ 1,416	$ 992
Short-term Investments	2,549	1,943
Long-term Investments	215	265
Amounts included in AOCI from available-for-sale securities: [Abstract]
Proceeds from sales, redemptions and maturities of short-term available-for-sale securities	2,198	3,555	2,564
Aggregate maturities of investments in money market funds and other debt securities classified as available for sale [Abstract]
One year or less	3,343
One to three years	400
Other-than-temporary declines and impairments in investments recognized in other income and expense	7	2	1
Cash and cash equivalent [Member]
Amounts included in AOCI from available-for-sale securities: [Abstract]
Unrealized gains (pre-tax)	0	0
Unrealized losses (pre-tax)	0	0
Short-term investments [Member]
Amounts included in AOCI from available-for-sale securities: [Abstract]
Unrealized gains (pre-tax)	0	0
Unrealized losses (pre-tax)	0	0
Long-term investments [Member]
Amounts included in AOCI from available-for-sale securities: [Abstract]
Unrealized gains (pre-tax)	0	0
Unrealized losses (pre-tax)	0	5
Measured at fair value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	1,194	620
Short-term Investments	2,549	1,943
Long-term Investments	159	210
Measured at fair value [Member] | Available-for-sale [Member] | Money market funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	211	55
Short-term Investments	0	0
Long-term Investments	0	0
Measured at fair value [Member] | Available-for-sale [Member] | Corporate obligations [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	188	135
Short-term Investments	325	159
Long-term Investments	0	0
Measured at fair value [Member] | Available-for-sale [Member] | U.S. Government agency and Treasury securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	795	430
Short-term Investments	2,224	1,691
Long-term Investments	0	0
Measured at fair value [Member] | Available-for-sale [Member] | Auction-rate securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	0	0
Short-term Investments	0	0
Long-term Investments	0	41
Measured at fair value [Member] | Trading [Member] | Auction-rate securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	0	0
Short-term Investments	0	93
Long-term Investments	0	0
Measured at fair value [Member] | Trading [Member] | Mutual funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	0	0
Short-term Investments	0	0
Long-term Investments	159	169
Other measurement basis [Member] | Equity-method investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	0	0
Short-term Investments	0	0
Long-term Investments	34	32
Other measurement basis [Member] | Cost-method investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	0	0
Short-term Investments	0	0
Long-term Investments	22	23
Other measurement basis [Member] | Cash on hand [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	222	372
Short-term Investments	0	0
Long-term Investments	$ 0	$ 0